Notes to the cash flow statements - Businesses disposed and Non-cash investing activities (Details) - AUD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jul. 20, 2022
Non-cash investing activities
Shares issued under the dividend reinvestment plan		$ 192		$ 401
Increase in lease liabilities		$ 235	$ 244	$ 199
Amount of WCN2 transferred to the nominated party					$ 689
Amount per note of WCN2 transferred to the nominated party					$ 100
AAML
Businesses disposed
Proportion of ownership interest in business sold		100.00%
Westpac Overseas Holdings No.2 Pty Limited
Non-cash investing activities
Dividends paid to Parent Entity	$ 5,040		5,040
Parent Entity
Non-cash investing activities
Shares issued under the dividend reinvestment plan		$ 192
Increase in lease liabilities		$ 217	$ 226